2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Conservative Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 19 .5%
Communication Services — 2.0%
Alphabet Inc ....................... 6,415 1,002,215
Comcast Corp ...................... 1,558 57,490
Electronic Arts Inc ................... 69 9,972
Ibotta Inc
(1)
........................ 169 7,132
John Wiley & Sons Inc ................. 388 17,289
Live Nation Entertainment Inc
(1)
........... 1,004 131,102
Meta Platforms Inc ................... 2,064 1,189,607
Netflix Inc
(1)
........................ 288 268,569
Roku Inc
(1)
......................... 114 8,030
T-Mobile US Inc ..................... 490 130,688
Verizon Communications Inc ............ 3,761 170,599
Walt Disney Co/The .................. 1,858 183,385
3,176,078
Consumer Discretionary — 2.0%
Abercrombie & Fitch Co
(1)
............... 263 20,085
Adtalem Global Education Inc
(1)
........... 221 22,241
Amazon.com Inc
(1)
................... 9,395 1,787,493
AutoZone Inc
(1)
...................... 2 7,626
Bright Horizons Family Solutions Inc
(1)
...... 189 24,011
Brinker International Inc
(1)
.............. 25 3,726
Cava Group Inc
(1)
.................... 13 1,123
Cavco Industries Inc
(1)
................. 73 37,933
Frontdoor Inc
(1)
...................... 383 14,715
Grand Canyon Education Inc
(1)
........... 376 65,056
La-Z-Boy Inc ....................... 1,071 41,865
Murphy USA Inc ..................... 116 54,498
O'Reilly Automotive Inc
(1)
............... 13 18,624
Royal Caribbean Cruises Ltd ............ 192 39,445
Strategic Education Inc ................ 114 9,571
Tapestry Inc ....................... 263 18,518
Tesla Inc
(1)
......................... 433 112,216
Texas Roadhouse Inc ................. 311 51,822
TopBuild Corp
(1)
..................... 800 243,960
Universal Technical Institute Inc
(1)
......... 716 18,387
Valvoline Inc
(1)
...................... 75 2,611
Williams-Sonoma Inc ................. 74 11,699
Yum! Brands Inc ..................... 3,568 561,460
Zumiez Inc
(1)
....................... 851 12,671
3,181,356
Consumer Staples — 1.5%
Costco Wholesale Corp ................ 1,252 1,184,116
Dollar Tree Inc
(1)
..................... 19 1,426
Kroger Co/The ...................... 794 53,746
Philip Morris International Inc ............ 1,471 233,492
PriceSmart Inc ...................... 228 20,030
Sprouts Farmers Market Inc
(1)
............ 150 22,896
Target Corp ........................ 1,728 180,334
Walmart Inc ....................... 6,762 593,636
2,289,676
Energy — 0.9%
Antero Resources Corp
(1)
............... 230 9,301
Civitas Resources Inc ................. 62 2,163
ConocoPhillips ...................... 639 67,108
Devon Energy Corp ................... 3,907 146,122
Diamondback Energy Inc ............... 629 100,565
EOG Resources Inc ................... 3,162 405,495
EQT Corp ......................... 1,728 92,327
Exxon Mobil Corp .................... 2,451 291,497
Gulfport Energy Corp
(1)
................ 24 4,419
PrimeEnergy Resources Corp
(1)
........... 59 13,446
Targa Resources Corp ................. 686 137,522
Teekay Corp Ltd ..................... 215 1,413
Weatherford International PLC ........... 144 7,711
Williams Cos Inc/The ................. 1,901 113,604
1,392,693
Financials — 3.8%
Ally Financial Inc .................... 435 15,864
American Express Co ................. 584 157,125
Ameriprise Financial Inc ............... 88 42,602
Ameris Bancorp ..................... 471 27,115
BancFirst Corp ...................... 10 1,099
Bank of New York Mellon Corp/The ........ 5,792 485,775
Berkshire Hathaway Inc
(1)
.............. 5,746 3,060,205
BOK Financial Corp ................... 926 96,443
Comerica Inc ....................... 1,935 114,281
Commerce Bancshares Inc/MO ........... 524 32,608
First American Financial Corp ............ 1,219 80,003
First Citizens BancShares Inc/NC ......... 15 27,812
FirstCash Holdings Inc ................. 18 2,166
Hancock Whitney Corp ................ 2,169 113,764
Loews Corp ........................ 72 6,618
Mastercard Inc ..................... 1,427 782,167
Medley Management Inc
(1) (2)
............. 25 0
MetLife Inc ........................ 235 18,868
National Bank Holdings Corp ............ 916 35,055
Pathward Financial Inc ................ 438 31,952
Popular Inc ........................ 749 69,185
PROG Holdings Inc ................... 136 3,618
QCR Holdings Inc .................... 22 1,569
Sezzle Inc
(1)
........................ 42 1,465
State Street Corp .................... 5,396 483,104
Stewart Information Services Corp ........ 56 3,996
Synchrony Financial .................. 2,454 129,915
Toast Inc
(1)
........................ 170 5,639
Wells Fargo & Co .................... 707 50,756

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Zions Bancorp NA ................... 299 14,908
5,895,677
Health Care — 1.6%
AbbVie Inc ........................ 1,079 226,072
ACADIA Pharmaceuticals Inc
(1)
........... 490 8,139
Amgen Inc ........................ 869 270,737
Cardinal Health Inc ................... 783 107,874
Centene Corp
(1)
..................... 1,858 112,799
Cigna Group/The .................... 107 35,203
CVS Health Corp .................... 981 66,463
Elevance Health Inc .................. 202 87,862
Eli Lilly & Co ....................... 461 380,744
Encompass Health Corp ............... 1,418 143,615
Gilead Sciences Inc .................. 4,415 494,701
Hims & Hers Health Inc
(1)
............... 755 22,310
Humana Inc ....................... 150 39,690
IDEXX Laboratories Inc
(1)
............... 125 52,494
Johnson & Johnson .................. 1,390 230,518
Molina Healthcare Inc
(1)
................ 447 147,237
Natera Inc
(1)
........................ 239 33,797
TG Therapeutics Inc
(1)
................. 464 18,296
United Therapeutics Corp
(1)
............. 3 925
UnitedHealth Group Inc ................ 75 39,281
Universal Health Services Inc ............ 116 21,796
Vericel Corp
(1)
...................... 442 19,722
2,560,275
Industrials — 1.4%
Alaska Air Group Inc
(1)
................. 824 40,557
Albany International Corp ............... 517 35,694
Allegiant Travel Co ................... 63 3,254
Allison Transmission Holdings Inc ......... 617 59,028
Argan Inc ......................... 328 43,024
Boise Cascade Co ................... 1,127 110,547
BWX Technologies Inc ................. 1,022 100,820
Cintas Corp ........................ 463 95,160
Copart Inc
(1)
........................ 486 27,503
Delta Air Lines Inc ................... 2,077 90,557
Dover Corp ........................ 2,494 438,146
EMCOR Group Inc .................... 106 39,181
Fluor Corp
(1)
........................ 351 12,573
H&E Equipment Services Inc ............ 111 10,522
Hexcel Corp ....................... 1,496 81,921
IES Holdings Inc
(1)
.................... 151 24,932
Innodata Inc
(1)
...................... 180 6,462
Johnson Controls International plc ......... 933 74,743
Lincoln Electric Holdings Inc ............. 37 6,999
Masco Corp ....................... 3,631 252,500
Maximus Inc ....................... 687 46,846
McGrath RentCorp ................... 18 2,005
Northrop Grumman Corp ............... 56 28,673
SkyWest Inc
(1)
...................... 122 10,659
Sterling Infrastructure Inc
(1)
............. 447 50,605
Trane Technologies PLC ................ 492 165,765
United Airlines Holdings Inc
(1)
............ 2,826 195,135
Vertiv Holdings Co ................... 1,847 133,353
Willdan Group Inc
(1)
................... 68 2,769
2,189,933
Information Technology — 4.6%
Apple Inc ......................... 8,686 1,929,421
Asana Inc
(1)
........................ 2,941 42,850
Broadcom Inc ...................... 1,461 244,615
Consensus Cloud Solutions Inc
(1)
.......... 477 11,009
Corning Inc ........................ 960 43,949
HP Inc ........................... 558 15,451
Microsoft Corp ...................... 7,105 2,667,146
NETGEAR Inc
(1)
...................... 614 15,019
NVIDIA Corp ....................... 13,788 1,494,344
Oracle Corp ........................ 1,868 261,165
Photronics Inc
(1)
..................... 2,328 48,329
QUALCOMM Inc ..................... 279 42,857
TD SYNNEX Corp .................... 183 19,025
Texas Instruments Inc ................. 1,271 228,399
Ubiquiti Inc ........................ 88 27,292
7,090,871
Materials — 0.5%
Ball Corp ......................... 3,227 168,030
Ecolab Inc ......................... 1,520 385,350
Newmont Corp ..................... 1,705 82,317
Olympic Steel Inc .................... 29 914
Steel Dynamics Inc ................... 924 115,574
Sylvamo Corp ...................... 494 33,133
785,318
Real Estate — 0.5%
CoStar Group Inc
(1)
................... 2,561 202,908
Jones Lang LaSalle Inc
(1)
............... 155 38,426
Simon Property Group Inc .............. 3,342 555,039
Zillow Group Inc
(1)
.................... 144 9,873
806,246
Utilities — 0.7%
American States Water Co .............. 1,207 94,967
Avista Corp ........................ 293 12,268
Black Hills Corp ..................... 2,109 127,911
Brookfield Renewable Corp ............. 1,584 44,225
Dominion Energy Inc .................. 2,736 153,408
National Fuel Gas Co .................. 2,757 218,327
NextEra Energy Inc ................... 1,634 115,834
Portland General Electric Co ............. 112 4,995
SJW Group ........................ 936 51,190
Spire Inc .......................... 1,749 136,859

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Vistra Corp ........................ 546 64,122
1,024,106
Total Common Stocks (United States)
(Cost $ 27,098,131 ) ................. 30,392,229
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 153 3,865
Total Preferred Stock (United States)
(Cost $ 3,824 ) ..................... 3,865
Warrants (United States) — 0 .0%
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 1 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 67 .3%
U.S. Fixed Income — 60.5%
Baird Core Plus Bond Fund - Class I ....... 2,314,507 23,538,539
BrandywineGLOBAL High Yield Fund - Class IS 927,285 9,439,760
Dodge & Cox Income Fund - Class I ........ 815,079 10,269,998
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 715,230 6,365,546
Fidelity Total Bond Fund - Class Z ......... 2,486,600 23,722,165
Frost Total Return Bond Fund - Class I ...... 653,790 6,407,145
iShares 20+ Year Treasury Bond ETF
(3)
...... 156,589 14,254,297
93,997,450
International Fixed Income — 6.8%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 116,716 10,573,303
10,573,303
Total Registered Investment Companies
(Cost $ 101,425,103 ) ................ 104,570,753
Money Market Registered Investment Companies — 12 .6%
Meeder Government Money Market Fund - Class
F , 4.18%
(4)
....................... 19,607,292 19,607,291
Total Money Market Registered Investment
Companies
(Cost $ 19,591,855 ) ................. 19,607,291
Total Investments — 99 .4%
(Cost $ 148,118,913 ) ................ 154,574,138
Other Assets less Liabilities — 0 .6% ....... 895,700
Total Net Assets — 100 .0% ............. 155,469,838
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,781 21,764
Meeder Conservative Allocation Fund - Retail
Class .......................... 480 11,059
Meeder Dynamic Allocation Fund - Retail Class 4,733 62,050
Meeder Muirfield Fund - Retail Class ....... 3,416 30,095
Total Trustee Deferred Compensation
(Cost $ 113,654 ) ................... 124,968
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 19 6/20/25 2,295,485 (81,990)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 20 6/20/25 1,110,800 (36,099)
Russell 2000 Futures Mini
June 2025 ......... 11 6/20/25 1,114,905 (32,354)
S&P 500 Mini Futures June
2025 ............ 17 6/20/25 4,805,263 (43,792)
S&P Mid Cap Futures EMini
June 2025 ......... 4 6/20/25 1,175,440 (4,408)
Total Futures Contracts .. 71 10,501,893 (198,643)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(5) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.